Schedule of Finance Leases and Operating Leases (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Leases
Right-of-use assets – finance lease, net	$ 84,200	$ 147,967
Right-of-use assets – operating lease, net	40,880
Finance lease liabilities, current	48,345	66,150
Finance lease liabilities, non-current		48,345
Operating lease liabilities, current	34,892
Operating lease liabilities, non-current	$ 5,988
Weighted average remaining lease term - finance leases (in years)	9 months	1 year 8 months 4 days
Weighted average remaining lease term - operating leases (in years)	1 year 2 months 1 day
Weighted average discount rate - finance lease (%)	4.23%	4.22%
Weighted average discount rate - operating leases (%)	5.00%